LEASE - Amount recognized in profit and loss in relation to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE
Interest on lease liabilities	¥ 366,858	¥ 466,796	¥ 487,249
Depreciation charge of right-of-use assets	744,511	767,553	1,075,825
Expense relating to short-term leases and leases of low-value assets	51,739	91,537	65,426
Total amount recognized in profit or loss	¥ 1,163,108	¥ 1,325,886	¥ 1,628,500